Mortgage Servicing Rights - Estimated Future MSR Amortization Expense (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Line Items]
2013	$ 6,944,548
2014	5,566,146
2015	4,562,793
2016	3,948,227
2017	3,523,627
Thereafter	29,356,840
Expected Future Amortization Expense Of Mortgage Servicing Rights, Total	$ 53,902,181